SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments expense	$ 31.0	$ 99.1
Impact of equity swap agreements (Note 31)	9.2	(45.6)
Amount capitalized	(0.5)	(0.5)
Share-based payments expense, net of equity swap (Note 25)	39.7	53.0
Total carrying amount of share-based payments liabilities	89.8	102.8
Current portion	19.8	23.1
Non-current portion (Note 21)	70.0	79.7
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plan	7.8	9.8
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	11.6	10.0
Deferred share unit (DSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	1.1	11.4
Cash-settled plans	20.6	19.7
Restricted share unit (RSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	1.3	28.6
Cash-settled plans	42.4	46.3
Performance share unit (PSU) plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	9.2	39.3
Cash-settled plans	$ 26.8	$ 36.8